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                     COHEN & STEERS EQUITY INCOME FUND, INC.

                           CLASS A, B, C AND I SHARES

                       SUPPLEMENT DATED SEPTEMBER 20, 2004
                      TO THE PROSPECTUSES DATED MAY 1, 2004

            Effective September 30, 2004, the Fund will change its name to Cohen & Steers Realty Income Fund, Inc.